UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314

Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2024
Schwab Government Money Market Portfolio
Ticker Symbol: SWPXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You
can
find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$13	0.26%

Statistics

Net Assets (thousands)	$265,646
Number of Holdings	196
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	5.12%
Seven-Day Yield (without waivers)	5.12%
Seven-Day Effective Yield (with waivers)	5.25%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
3

You could lose money by
investing
in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so
. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot
invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Less than 0.05%
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Government Money Market Portfolio | Semiannual Report
1
REG124725-00  00301219

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market Portfolio | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab S&P 500 Index Portfolio
Ticker Symbol: SWP1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$2	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment retur ns
a
nd principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996)	15.25%	24.50%	14.99%	12.76%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark
Holdings
LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees
and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab S&P 500 Index Portfolio | Semiannual Report
1
REG124735-00  00301229

Statistics

Net Assets (millions)	$2,332
Number of Holdings (excludes derivatives)	501
Portfolio Turnover Rate (not annualized)	1%
Weighted Average Market Cap ($ x 1,000,000)	$1,010,527
Price/Earnings Ratio (P/E)	27.1
Price/Book Ratio (P/B)	4.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
2

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a
service
mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
This list is not a recommendation of any security by the investment adviser.
2
Schwab S&P 500 Index
Portfolio
| Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.
com
/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab S&P 500 Index Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab VIT Balanced Portfolio
Ticker Symbol: SWB1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$26	0.52%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their origin al co
st. Cur
ren
t performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012)	4.07%	9.23%	3.99%	3.59%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
VIT Balanced Composite Index 2	4.36%	10.02%	4.57%	4.23%

All total return figures on this page assume
dividends an
d distributions were reinvested. Index figures do not incl
ude
trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to
the variable insurance product prospectus for a complete listing of these expenses.
2
A custom blended index developed by Schwab As
set
Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Y
ear Index,
4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index,
2.8% Dow Jones U.S. Small Cap Total Stock
Market Inde
x, 2.0% FTSE All Emerging Index (Net),
11.0
% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small
Cap ex US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.
Schwab VIT Balanced Portfolio | Semiannual Report
1
REG124744-00  00301238

Statistics

Net Assets (thousands)	$80,742
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	12%
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.
2
Schwab VIT Balanced Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Balanced Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab VIT Balanced with Growth Portfolio
Ticker Symbol: SWC1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other
information about the fund are available from your
financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$25	0.49%

The performance data quoted represents past performance. Past performance does not guarantee future results. Inv estm
ent returns
and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/2012)	5.62%	11.72%	5.73%	4.82%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
VIT Balanced with Growth Composite Index 2	5.86%	12.44%	6.31%	5.43%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index,
4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex US Index (Net), and 3.0% FTSE Developed
Smal
l
Cap ex US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report
1
REG124745-00  00301239

Statistics

Net Assets (thousands)	$163,964
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETF
s and may
also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.
2
Schwab VIT Balanced with Growth Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab VIT Growth Portfolio
Ticker Symbol: SWG1Z

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$25	0.49%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012)	6.93%	13.83%	7.23%	5.86%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
VIT Growth Composite Index 2	7.13%	14.51%	7.76%	6.44%

All total return figures on this page assume dividends and distributions were rein vested. I
ndex figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index,
39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE
Developed ex US Index (Net), and 3.7% FTSE Developed Small Cap ex US Liquid Index. Prior to April 28, 2023, the index had a different composition. See
www.schwabassetmanagement.com/glossary for additional detail.
Schwab VIT Growth Portfolio | Semiannual Report
1
REG124746-00  00301240

Statistics

Net Assets (thousands)	$164,985
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.
2
Schwab VIT Growth Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Growth Portfolio | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Government Money Market Portfolio

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	15
Investment Advisory Agreement Approval	22
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	—	—	—	—
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.59%[4]	4.89%	1.43%	0.06%[3]	0.28%	1.91%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26%[5]	0.26%	0.23%[6,7]	0.06%[6]	0.26%[8,9]	0.35%
Gross operating expenses	0.26%[5]	0.26%	0.26%[7]	0.27%	0.41%	0.47%
Net investment income (loss)	5.15%[5]	4.79%	1.49%	0.06%	0.25%	1.88%
Net assets, end of period (x 1,000)	$265,646	$242,751	$223,154	$184,916	$185,074	$148,853

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Not annualized.
[5]	Annualized.
[6]	Reflects the effect of a voluntary yield waiver.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 29.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.09%)	(a)	5.43%		07/01/24	500,000	500,000
		5.40%		07/11/24	300,000	299,573
(SOFR + 0.08%)	(a)	5.42%	07/01/24	07/22/24	300,000	299,995
(SOFR + 0.10%)	(a)	5.44%	07/01/24	08/08/24	100,000	100,000
		5.32%		08/12/24	200,000	198,805
(EFFR + 0.08%)	(a)	5.41%	07/01/24	08/12/24	400,000	400,004
		3.38%		08/26/24	700,000	697,874
		5.04%		09/17/24	400,000	395,797
		5.50%		09/20/24	200,000	197,656
(SOFR + 0.18%)	(a)	5.52%	07/01/24	10/16/24	800,000	800,050
(SOFR + 0.13%)	(a)	5.47%	07/01/24	11/01/24	700,000	700,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	11/07/24	300,000	300,000
		0.88%		11/18/24	300,000	295,220
		5.28%		12/02/24	300,000	293,404
(SOFR + 0.11%)	(a)	5.45%	07/01/24	12/26/24	600,000	599,887
		4.63%		01/02/25	200,000	199,842
(SOFR + 0.15%)	(a)	5.49%	07/01/24	01/03/25	300,000	300,000
		1.13%		01/06/25	1,500,000	1,472,270
(SOFR + 0.12%)	(a)	5.46%	07/01/24	01/21/25	800,000	800,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	01/23/25	200,000	200,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	03/07/25	400,000	400,000
		5.00%		04/04/25	100,000	99,945
(SOFR + 0.15%)	(a)	5.49%	07/01/24	04/28/25	300,000	300,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	05/02/25	1,100,000	1,100,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	05/15/25	100,000	100,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	05/20/25	700,000	700,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	05/27/25	200,000	200,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	06/02/25	700,000	700,000
(EFFR + 0.14%)	(a)	5.47%	07/01/24	06/11/25	700,000	700,000
(SOFR + 0.05%)	(a)	5.39%	07/01/24	06/20/25	100,000	100,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	06/24/25	400,000	400,000
(3 mo. US TBILL + 0.16%)	(a)	5.47%	07/02/24	06/30/25	700,000	700,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	06/30/25	600,000	600,000
(3 mo. US TBILL + 0.18%)	(a)	5.49%	07/02/24	07/17/25	700,000	700,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/21/25	100,000	100,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.05%)	(a)	5.39%	07/01/24	08/06/25	400,000	400,000
(EFFR + 0.14%)	(a)	5.47%	07/01/24	08/20/25	400,000	400,000
(EFFR + 0.13%)	(a)	5.46%	07/01/24	09/15/25	400,000	400,000
(EFFR + 0.15%)	(a)	5.48%	07/01/24	09/26/25	200,000	200,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	10/06/25	1,000,000	1,000,344
(SOFR + 0.16%)	(a)	5.50%	07/01/24	10/17/25	400,000	400,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	10/21/25	800,000	800,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	10/29/25	600,000	600,274
(EFFR + 0.14%)	(a)	5.47%	07/01/24	11/10/25	200,000	200,205
(SOFR + 0.16%)	(a)	5.50%	07/01/24	11/14/25	800,000	800,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	11/28/25	100,000	100,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	12/15/25	100,000	100,000
(SOFR + 0.08%)	(a)	5.42%	07/01/24	01/28/26	400,000	400,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	01/30/26	400,000	400,258
(EFFR + 0.10%)	(a)	5.43%	07/01/24	04/01/26	400,000	400,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	04/17/26	400,000	400,000
(SOFR + 0.10%)	(a)	5.43%	07/05/24	05/05/26	400,000	400,000
(SOFR + 0.11%)	(a)	5.45%	07/01/24	05/06/26	1,400,000	1,400,000
(SOFR + 0.09%)	(a)	5.42%	07/01/24	05/07/26	400,000	400,000
(EFFR + 0.10%)	(a)	5.43%	07/01/24	05/08/26	600,000	600,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/24/26	600,000	600,000
FEDERAL HOME LOAN BANKS
		3.00%		07/08/24	500,000	499,776
		5.44%		07/11/24	100,000	99,857
		5.31%		07/12/24	1,500,000	1,497,624
		5.33%		07/19/24	800,000	797,898
		5.10%		07/22/24	600,000	598,269
(SOFR + 0.10%)	(a)	5.44%	07/01/24	07/26/24	700,000	700,000
		5.45%		08/13/24	700,000	700,000
		1.50%		08/15/24	300,000	298,609
		5.31%		08/15/24	400,000	397,445
		5.32%		09/04/24	400,000	396,206
(SOFR + 0.10%)	(a)	5.44%	07/01/24	09/04/24	500,000	500,000
		5.42%		09/11/24	1,600,000	1,583,488
		2.88%		09/13/24	300,000	298,455
		4.88%		09/13/24	500,000	499,612
		5.46%		09/27/24	600,000	592,388
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/02/24	1,100,000	1,100,000
		4.50%		10/03/24	500,000	498,808
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/03/24	900,000	900,000
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/07/24	500,000	500,000
		5.40%		10/10/24	300,000	300,000
		4.97%		10/11/24	1,000,000	986,443
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/25/24	600,000	600,000
(SOFR + 0.03%)	(a)	5.37%	07/01/24	10/25/24	600,000	600,000
		4.95%		10/30/24	1,500,000	1,475,951
		4.94%		10/31/24	200,000	196,774
		5.28%		11/01/24	1,100,000	1,099,876
(SOFR + 0.03%)	(a)	5.37%	07/01/24	11/14/24	1,000,000	1,000,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	11/18/24	400,000	400,000
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.01%)	(a)	5.35%	07/01/24	11/19/24	800,000	800,000
		4.90%		11/22/24	800,000	784,944
(SOFR + 0.10%)	(a)	5.44%	07/01/24	11/27/24	700,000	700,000
		2.75%		12/13/24	100,000	99,039
		4.86%		12/13/24	700,000	685,049
		4.70%		12/18/24	700,000	685,125
		4.83%		01/02/25	200,000	199,962
		4.79%		01/03/25	500,000	488,168
		4.77%		01/21/25	1,400,000	1,399,847
		4.80%		01/23/25	600,000	599,950
		5.20%		01/29/25	700,000	679,348
		5.21%		01/31/25	800,000	776,127
		4.90%		02/07/25	600,000	582,799
		5.04%		02/07/25	1,500,000	1,455,800
		5.04%		02/10/25	1,300,000	1,261,322
		5.00%		02/13/25	600,000	582,010
		5.05%		02/14/25	800,000	775,655
(SOFR + 0.04%)	(a)	5.38%	07/01/24	03/14/25	400,000	400,000
		5.24%		04/01/25	900,000	865,750
		5.41%		04/04/25	800,000	800,000
		5.41%		04/07/25	700,000	700,000
		0.50%		04/14/25	800,000	771,104
		5.38%		04/14/25	1,000,000	1,000,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	04/21/25	300,000	300,000
		5.24%		04/23/25	600,000	575,407
		5.36%		04/25/25	600,000	600,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	05/01/25	400,000	400,000
		5.43%		05/02/25	300,000	300,000
		5.45%		05/12/25	600,000	600,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	05/14/25	700,000	700,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	05/19/25	1,200,000	1,200,000
		5.50%		05/20/25	400,000	400,000
		5.18%		05/21/25	400,000	382,288
		5.54%		06/02/25	500,000	500,000
		5.15%		06/04/25	100,000	95,409
		5.48%		06/09/25	600,000	600,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	06/16/25	1,100,000	1,100,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	06/17/25	1,100,000	1,100,000
		5.17%		07/07/25	400,000	400,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/10/25	400,000	400,414
		5.24%		07/11/25	400,000	400,000
		5.50%		07/11/25	400,000	400,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/28/25	400,000	400,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	08/22/25	700,000	700,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	09/19/25	1,200,000	1,200,282
(SOFR + 0.19%)	(a)	5.53%	07/01/24	10/24/25	500,000	500,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	10/30/25	200,000	200,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	11/14/25	400,000	400,000
(SOFR + 0.21%)	(a)	5.55%	07/01/24	12/26/25	400,000	400,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN MORTGAGE CORPORATION
		5.36%		11/22/24	100,000	99,995
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.75%		07/02/24	300,000	299,971
		2.63%		09/06/24	400,000	397,955
		1.63%		01/07/25	200,000	196,786
		4.58%		06/17/25	400,000	382,894
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/18/26	400,000	400,000
Total U.S. Government Agency Debt (Cost $78,592,282)						78,592,282

U.S. TREASURY DEBT 5.6% OF NET ASSETS
UNITED STATES TREASURY
		1.75%		07/31/24	400,000	398,801
		3.00%		07/31/24	500,000	499,037
		0.38%		08/15/24	600,000	596,460
		0.38%		09/15/24	700,000	693,168
		2.13%		09/30/24	600,000	595,569
		0.63%		10/15/24	400,000	394,881
		1.50%		10/31/24	100,000	98,807
		0.75%		11/15/24	800,000	787,263
		2.25%		11/15/24	500,000	495,063
		1.50%		11/30/24	700,000	690,432
		2.25%		12/31/24	400,000	394,872
(3 mo. US TBILL + 0.20%)	(a)	5.51%	07/01/24	01/31/25	2,000,000	2,001,064
		2.75%		02/28/25	300,000	295,537
		1.75%		03/15/25	300,000	293,218
(3 mo. US TBILL + 0.17%)	(a)	5.47%	07/01/24	04/30/25	1,400,000	1,400,542
(3 mo. US TBILL + 0.13%)	(a)	5.43%	07/01/24	07/31/25	2,200,000	2,199,599
(3 mo. US TBILL + 0.17%)	(a)	5.48%	07/01/24	10/31/25	1,500,000	1,498,972
(3 mo. US TBILL + 0.25%)	(a)	5.55%	07/01/24	01/31/26	1,500,000	1,502,601
Total U.S. Treasury Debt (Cost $14,835,886)						14,835,886

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES GO SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	600,000	600,000
Total Variable Rate Demand Notes (Cost $600,000)						600,000
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Number of Shares	Value ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(c)	5.25%			45,600	45,600
Total Investment Companies (Cost $45,600)						45,600

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 64.8% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 25.6%
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,029,998, 2.00% - 7.50%, due 08/01/29 - 01/01/57)
BANK OF MONTREAL
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,458, 5.00%, due 05/20/41)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	4,001,777	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,121,830, 4.50%, due 11/01/52)
BOFA SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,071, 1.50%, due 11/30/28)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.50% - 8.00%, due 09/15/25 - 04/20/72)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 1.50% - 6.50%, due 06/01/38 - 06/01/54)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.34%		07/01/24	1,000,445	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,041,329, 0.00% - 6.50%, due 01/23/25 - 05/01/54)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	5,002,217	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,150,849, 0.00% - 7.65%, due 12/05/24 - 01/01/59)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/24/24, repurchase date 07/01/24		5.33%		07/01/24	10,010,364	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,256,034, 2.00% - 7.48%, due 09/01/31 - 03/15/63)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	4,001,777	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,116,362, 3.00% - 4.50%, due 05/01/47 - 07/16/64)
Issued 06/27/24, repurchase date 07/03/24		5.33%		07/03/24	7,006,218	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,144,240, 2.50% - 6.50%, due 11/01/31 - 11/16/64)
Issued 06/26/24, repurchase date 07/03/24		5.34%		07/03/24	7,007,269	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,193,519, 2.25% - 6.50%, due 02/01/26 - 05/16/57)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.50% - 6.50%, due 09/15/32)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	7,003,109	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,210,000, 1.50% - 8.00%, due 10/20/27 - 11/01/51)
MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,065, 1.75%, due 01/15/34)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	10,004,442	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,420,353, 2.00% - 5.80%, due 09/01/25 - 05/01/53)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,021,107, 2.88%, due 07/31/25)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	3,001,333	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,082,202, 0.13% - 7.00%, due 02/28/25 - 05/20/54)
WELLS FARGO BANK NA
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	1,001,038	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,041,080, 5.50%, due 12/01/52 - 03/01/54)
WELLS FARGO SECURITIES LLC
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	1,001,038	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,041,080, 5.50%, due 05/01/54)
						68,000,000
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 39.2%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,093, 0.38% - 4.88%, due 04/30/26 - 02/15/40)
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.31%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,035, 0.13% - 4.00%, due 10/15/26 - 05/15/51)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,495, 4.75%, due 07/31/25)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	14,149,202	14,142,932
(Collateralized by U.S. Treasury Securities valued at $14,432,200, 0.63%, due 07/31/26)
BNP PARIBAS SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,468, 2.25% - 5.34%, due 07/31/24 - 02/15/52)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,022, 0.13% - 4.63%, due 05/15/25 - 02/15/49)
CITIGROUP GLOBAL MARKETS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	2,000,887	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,041, 4.88%, due 10/31/28)
Issued 06/25/24, repurchase date 07/02/24		5.33%		07/02/24	30,031,092	30,000,000
(Collateralized by U.S. Treasury Securities valued at $30,600,069, 1.13%, due 02/29/28)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,550, 4.25%, due 12/31/25)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,550, 4.25%, due 12/31/25)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,000,444	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,035, 0.00% - 4.50%, due 07/05/24 - 02/15/44)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	6,002,660	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,070, 4.63%, due 05/15/54)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/25/24, repurchase date 07/02/24		5.33%		07/02/24	11,011,400	11,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $11,220,038, 0.50% - 3.00%, due 05/31/27 - 08/15/48)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,005, 0.00% - 5.46%, due 10/31/27)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	21,009,310	21,000,000
(Collateralized by U.S. Treasury Securities valued at $21,420,019, 0.00% - 7.50%, due 08/31/24 - 12/31/30)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	8,003,547	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,006, 0.88% - 6.88%, due 02/15/25 - 12/31/30)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	2,000,887	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,003, 1.13% - 5.38%, due 05/15/25 - 05/15/52)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,480, 0.00% - 3.88%, due 09/05/24 - 02/15/48)
						104,142,932
Total Repurchase Agreements (Cost $172,142,932)						172,142,932
Total Investments in Securities (Cost $266,216,700)						266,216,700

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(c)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
GO —	General obligation
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$78,592,282	$—	$78,592,282
U.S. Treasury Debt[1]	—	14,835,886	—	14,835,886
Variable Rate Demand Notes[1]	—	600,000	—	600,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	172,142,932	—	172,142,932
Total	$45,600	$266,171,100	$—	$266,216,700

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$94,073,768
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		172,142,932
Receivables:
Fund shares sold		760,306
Interest		712,003
Dividends	+	196
Total assets		267,689,205

Liabilities
Payables:
Fund shares redeemed		1,037,444
Distributions to shareholders		484,821
Investments bought		400,000
Investment adviser and administrator fees		38,633
Accrued expenses	+	81,889
Total liabilities		2,042,787
Net assets		$265,646,418

Net Assets by Source
Capital received from investors		$265,600,557
Total distributable earnings	+	45,861
Net assets		$265,646,418

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$265,646,418		265,647,047		$1.00

See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$6,749,450

Expenses
Investment adviser and administrator fees		237,412
Portfolio accounting fees		37,666
Custodian fees		15,721
Professional fees		14,942
Independent trustees’ fees		7,027
Shareholder reports		4,623
Transfer agent fees		509
Other expenses	+	1,381
Total expenses	–	319,281
Net investment income		6,430,169

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		174
Increase in net assets resulting from operations		$6,430,343
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$6,430,169	$11,041,729
Net realized gains	+	174	2,254
Increase in net assets from operations		$6,430,343	$11,043,983

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,432,001 )	($11,042,139 )

TRANSACTIONS IN FUND SHARES*
Shares sold		88,936,440	131,234,588
Shares reinvested		5,947,180	11,042,139
Shares redeemed	+	(71,986,762)	(122,680,990)
Net transactions in fund shares		22,896,858	19,595,737

NET ASSETS
Beginning of period		$242,751,218	$223,153,637
Total increase	+	22,895,200	19,597,581
End of period		$265,646,418	$242,751,218

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2024, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Government Money Market Portfolio seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund is authorized to invest in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2024, the fund had investments in repurchase agreements with a gross value of $172,142,932 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions are recorded on the date they are effective.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e. the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to regulations or market conditions. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable life insurance and variable annuity contract owners whose contract values are determined by investment in the fund.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.34%.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2024, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024.Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments was $266,171,100 and gross unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$11,042,139
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

MFR98594-07
00301195

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab S&P 500 Index Portfolio

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	12
Investment Advisory Agreement Approval	19
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
1

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$70.19	$56.38	$70.41	$55.41	$47.48	$37.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	1.01	0.95	0.85	0.96	0.91
Net realized and unrealized gains (losses)	10.18	13.70	(13.73)	14.94	7.58	10.64
Total from investment operations	10.71	14.71	(12.78)	15.79	8.54	11.55
Less distributions:
Distributions from net investment income	(1.16)	(0.90)	(0.77)	(0.79)	(0.53)	(0.78)
Distributions from net realized gains	—	—	(0.48)	—	(0.08)	(0.39)
Total distributions	(1.16)	(0.90)	(1.25)	(0.79)	(0.61)	(1.17)
Net asset value at end of period	$79.74	$70.19	$56.38	$70.41	$55.41	$47.48
Total return	15.25%[2]	26.22%	(18.12%)	28.67%	18.28%	31.48%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.03%[4]	0.03%	0.03%	0.03%
Net investment income (loss)	1.41%[3]	1.62%	1.59%	1.35%	2.03%	2.13%
Portfolio turnover rate	1%[2]	6%	9%	13%	14%	6%
Net assets, end of period (x 1,000,000)	$2,332	$1,909	$2,430	$1,468	$947	$588

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.5%
Aptiv PLC *	13,828	973,768
BorgWarner, Inc.	11,668	376,176
Ford Motor Co.	198,554	2,489,867
General Motors Co.	57,769	2,683,948
Tesla, Inc. *	140,485	27,799,172
		34,322,931

Banks 3.2%
Bank of America Corp.	344,489	13,700,328
Citigroup, Inc.	96,578	6,128,840
Citizens Financial Group, Inc.	22,875	824,186
Fifth Third Bancorp	34,635	1,263,831
Huntington Bancshares, Inc.	73,136	963,933
JPMorgan Chase & Co.	145,400	29,408,604
KeyCorp	47,939	681,213
M&T Bank Corp.	8,455	1,279,749
PNC Financial Services Group, Inc.	20,147	3,132,456
Regions Financial Corp.	46,159	925,026
Truist Financial Corp.	67,751	2,632,126
U.S. Bancorp	79,010	3,136,697
Wells Fargo & Co.	176,521	10,483,582
		74,560,571

Capital Goods 5.4%
3M Co.	28,018	2,863,159
A O Smith Corp.	6,057	495,341
Allegion PLC	4,393	519,033
AMETEK, Inc.	11,720	1,953,841
Axon Enterprise, Inc. *	3,592	1,056,910
Boeing Co. *	29,217	5,317,786
Builders FirstSource, Inc. *	6,215	860,218
Carrier Global Corp.	42,427	2,676,295
Caterpillar, Inc.	24,762	8,248,222
Cummins, Inc.	6,926	1,918,017
Deere & Co.	13,107	4,897,168
Dover Corp.	6,966	1,257,015
Eaton Corp. PLC	20,243	6,347,193
Emerson Electric Co.	28,967	3,191,005
Fastenal Co.	28,989	1,821,669
Fortive Corp.	17,824	1,320,758
GE Vernova, Inc. *	13,878	2,380,216
Generac Holdings, Inc. *	3,056	404,064
General Dynamics Corp.	11,512	3,340,092
General Electric Co.	55,423	8,810,594
Honeywell International, Inc.	32,971	7,040,627
Howmet Aerospace, Inc.	19,638	1,524,498
Hubbell, Inc.	2,704	988,258
Huntington Ingalls Industries, Inc.	2,001	492,906
IDEX Corp.	3,837	772,004
Illinois Tool Works, Inc.	13,749	3,257,963
Ingersoll Rand, Inc.	20,427	1,855,589
Johnson Controls International PLC	34,110	2,267,292
L3Harris Technologies, Inc.	9,604	2,156,866
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	10,812	5,050,285
Masco Corp.	11,225	748,371
Nordson Corp.	2,739	635,284
Northrop Grumman Corp.	7,044	3,070,832
Otis Worldwide Corp.	20,472	1,970,635
PACCAR, Inc.	26,539	2,731,925
Parker-Hannifin Corp.	6,508	3,291,812
Pentair PLC	8,373	641,958
Quanta Services, Inc.	7,412	1,883,315
Rockwell Automation, Inc.	5,772	1,588,916
RTX Corp.	67,316	6,757,853
Snap-on, Inc.	2,659	695,036
Stanley Black & Decker, Inc.	7,781	621,624
Textron, Inc.	9,717	834,302
Trane Technologies PLC	11,461	3,769,867
TransDigm Group, Inc.	2,833	3,619,469
United Rentals, Inc.	3,372	2,180,774
Westinghouse Air Brake Technologies Corp.	8,935	1,412,177
WW Grainger, Inc.	2,214	1,997,559
Xylem, Inc.	12,276	1,664,994
		125,201,587

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	20,723	4,946,373
Broadridge Financial Solutions, Inc.	6,007	1,183,379
Cintas Corp.	4,367	3,058,035
Copart, Inc. *	44,300	2,399,288
Dayforce, Inc. *	8,087	401,115
Equifax, Inc.	6,259	1,517,557
Jacobs Solutions, Inc.	6,366	889,394
Leidos Holdings, Inc.	6,871	1,002,341
Paychex, Inc.	16,221	1,923,162
Paycom Software, Inc.	2,439	348,875
Republic Services, Inc.	10,365	2,014,334
Rollins, Inc.	14,252	695,355
Veralto Corp.	11,063	1,056,185
Verisk Analytics, Inc.	7,224	1,947,229
Waste Management, Inc.	18,480	3,942,523
		27,325,145

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	463,683	89,606,740
AutoZone, Inc. *	876	2,596,551
Bath & Body Works, Inc.	11,274	440,250
Best Buy Co., Inc.	9,772	823,682
CarMax, Inc. *	7,994	586,280
eBay, Inc.	25,658	1,378,348
Etsy, Inc. *	5,954	351,167
Genuine Parts Co.	7,072	978,199
Home Depot, Inc.	50,178	17,273,275
LKQ Corp.	13,558	563,877
Lowe's Cos., Inc.	28,971	6,386,947
O'Reilly Automotive, Inc. *	2,982	3,149,171
Pool Corp.	1,950	599,293
Ross Stores, Inc.	16,977	2,467,097
TJX Cos., Inc.	57,341	6,313,244
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
3

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	5,459	1,473,930
Ulta Beauty, Inc. *	2,410	929,947
		135,917,998

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	1,303	1,261,239
DR Horton, Inc.	15,006	2,114,796
Garmin Ltd.	7,775	1,266,703
Hasbro, Inc.	6,525	381,713
Lennar Corp., Class A	12,398	1,858,088
Lululemon Athletica, Inc. *	5,802	1,733,057
Mohawk Industries, Inc. *	2,735	310,669
NIKE, Inc., Class B	61,339	4,623,121
NVR, Inc. *	159	1,206,581
PulteGroup, Inc.	10,663	1,173,996
Ralph Lauren Corp.	1,956	342,417
Tapestry, Inc.	11,499	492,042
		16,764,422

Consumer Services 1.9%
Airbnb, Inc., Class A *	22,354	3,389,537
Booking Holdings, Inc.	1,718	6,805,857
Caesars Entertainment, Inc. *	11,016	437,776
Carnival Corp. *	51,382	961,871
Chipotle Mexican Grill, Inc. *	69,550	4,357,307
Darden Restaurants, Inc.	6,006	908,828
Domino's Pizza, Inc.	1,754	905,643
Expedia Group, Inc. *	6,385	804,446
Hilton Worldwide Holdings, Inc.	12,660	2,762,412
Las Vegas Sands Corp.	18,356	812,253
Marriott International, Inc., Class A	12,148	2,937,022
McDonald's Corp.	36,490	9,299,111
MGM Resorts International *	12,638	561,633
Norwegian Cruise Line Holdings Ltd. *	21,863	410,806
Royal Caribbean Cruises Ltd. *	12,018	1,916,030
Starbucks Corp.	57,351	4,464,775
Wynn Resorts Ltd.	4,763	426,288
Yum! Brands, Inc.	14,260	1,888,880
		44,050,475

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	22,456	19,087,375
Dollar General Corp.	11,129	1,471,588
Dollar Tree, Inc. *	10,519	1,123,114
Kroger Co.	33,893	1,692,277
Sysco Corp.	25,214	1,800,027
Target Corp.	23,424	3,467,689
Walgreens Boots Alliance, Inc.	36,312	439,194
Walmart, Inc.	216,286	14,644,725
		43,725,989

Energy 3.6%
APA Corp.	18,166	534,807
Baker Hughes Co.	50,531	1,777,175
Chevron Corp.	86,782	13,574,440
ConocoPhillips	59,216	6,773,126
Coterra Energy, Inc.	37,836	1,009,086
Devon Energy Corp.	32,026	1,518,032
Diamondback Energy, Inc.	9,030	1,807,716
EOG Resources, Inc.	29,099	3,662,691
EQT Corp.	22,217	821,585
Exxon Mobil Corp.	227,133	26,147,551
Halliburton Co.	44,825	1,514,189
Hess Corp.	13,994	2,064,395
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinder Morgan, Inc.	97,842	1,944,121
Marathon Oil Corp.	28,380	813,655
Marathon Petroleum Corp.	17,839	3,094,710
Occidental Petroleum Corp.	33,669	2,122,157
ONEOK, Inc.	29,551	2,409,884
Phillips 66	21,466	3,030,355
Schlumberger NV	72,371	3,414,464
Targa Resources Corp.	11,226	1,445,684
Valero Energy Corp.	16,557	2,595,475
Williams Cos., Inc.	61,708	2,622,590
		84,697,888

Equity Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc.	7,920	926,402
American Tower Corp.	23,644	4,595,921
AvalonBay Communities, Inc.	7,194	1,488,367
Boston Properties, Inc.	7,399	455,482
Camden Property Trust	5,364	585,266
Crown Castle, Inc.	22,001	2,149,498
Digital Realty Trust, Inc.	16,430	2,498,182
Equinix, Inc.	4,805	3,635,463
Equity Residential	17,394	1,206,100
Essex Property Trust, Inc.	3,271	890,366
Extra Space Storage, Inc.	10,720	1,665,995
Federal Realty Investment Trust	3,796	383,282
Healthpeak Properties, Inc.	35,606	697,878
Host Hotels & Resorts, Inc.	35,620	640,448
Invitation Homes, Inc.	29,050	1,042,605
Iron Mountain, Inc.	14,842	1,330,140
Kimco Realty Corp.	33,505	652,007
Mid-America Apartment Communities, Inc.	5,953	848,957
Prologis, Inc.	46,878	5,264,868
Public Storage	8,008	2,303,501
Realty Income Corp.	44,089	2,328,781
Regency Centers Corp.	8,303	516,447
SBA Communications Corp.	5,440	1,067,872
Simon Property Group, Inc.	16,503	2,505,155
UDR, Inc.	15,308	629,924
Ventas, Inc.	20,590	1,055,443
VICI Properties, Inc.	52,854	1,513,739
Welltower, Inc.	30,274	3,156,065
Weyerhaeuser Co.	36,719	1,042,452
		47,076,606

Financial Services 7.1%
American Express Co.	28,772	6,662,157
Ameriprise Financial, Inc.	5,029	2,148,339
Bank of New York Mellon Corp.	37,864	2,267,675
Berkshire Hathaway, Inc., Class B *	91,663	37,288,508
BlackRock, Inc.	7,073	5,568,714
Blackstone, Inc.	36,184	4,479,579
Capital One Financial Corp.	19,347	2,678,592
Cboe Global Markets, Inc.	5,342	908,461
Charles Schwab Corp. (a)	75,091	5,533,456
CME Group, Inc.	18,231	3,584,215
Corpay, Inc. *	3,575	952,416
Discover Financial Services	12,688	1,659,717
FactSet Research Systems, Inc.	1,925	785,920
Fidelity National Information Services, Inc.	28,164	2,122,439
Fiserv, Inc. *	29,625	4,415,310
Franklin Resources, Inc.	15,045	336,256
Global Payments, Inc.	12,950	1,252,265
Goldman Sachs Group, Inc.	16,327	7,385,029
Intercontinental Exchange, Inc.	29,042	3,975,559
See financial notes
4
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Invesco Ltd.	23,064	345,037
Jack Henry & Associates, Inc.	3,705	615,104
KKR & Co., Inc.	33,698	3,546,378
MarketAxess Holdings, Inc.	1,911	383,213
Mastercard, Inc., Class A	41,569	18,338,580
Moody's Corp.	7,951	3,346,814
Morgan Stanley	63,360	6,157,958
MSCI, Inc.	4,011	1,932,299
Nasdaq, Inc.	19,356	1,166,393
Northern Trust Corp.	10,402	873,560
PayPal Holdings, Inc. *	52,964	3,073,501
Raymond James Financial, Inc.	9,465	1,169,969
S&P Global, Inc.	16,207	7,228,322
State Street Corp.	15,253	1,128,722
Synchrony Financial	20,197	953,096
T Rowe Price Group, Inc.	11,262	1,298,621
Visa, Inc., Class A	79,703	20,919,646
		166,481,820

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	86,968	3,961,392
Archer-Daniels-Midland Co.	25,046	1,514,031
Brown-Forman Corp., Class B	9,178	396,398
Bunge Global SA	7,226	771,520
Campbell Soup Co.	10,016	452,623
Coca-Cola Co.	196,310	12,495,131
Conagra Brands, Inc.	23,957	680,858
Constellation Brands, Inc., Class A	8,152	2,097,347
General Mills, Inc.	28,584	1,808,224
Hershey Co.	7,483	1,375,600
Hormel Foods Corp.	14,635	446,221
J M Smucker Co.	5,346	582,928
Kellanova	13,294	766,798
Keurig Dr Pepper, Inc.	52,850	1,765,190
Kraft Heinz Co.	40,000	1,288,800
Lamb Weston Holdings, Inc.	7,317	615,213
McCormick & Co., Inc. - Non Voting Shares	12,731	903,137
Molson Coors Beverage Co., Class B	9,123	463,722
Mondelez International, Inc., Class A	67,916	4,444,423
Monster Beverage Corp. *	35,763	1,786,362
PepsiCo, Inc.	69,609	11,480,612
Philip Morris International, Inc.	78,711	7,975,786
Tyson Foods, Inc., Class A	14,537	830,644
		58,902,960

Health Care Equipment & Services 4.8%
Abbott Laboratories	88,082	9,152,601
Align Technology, Inc. *	3,521	850,075
Baxter International, Inc.	25,881	865,720
Becton Dickinson & Co.	14,633	3,419,878
Boston Scientific Corp. *	74,439	5,732,547
Cardinal Health, Inc.	12,345	1,213,760
Cencora, Inc.	8,382	1,888,465
Centene Corp. *	27,054	1,793,680
Cigna Group	14,383	4,754,588
Cooper Cos., Inc.	10,045	876,929
CVS Health Corp.	63,563	3,754,031
DaVita, Inc. *	2,598	360,005
Dexcom, Inc. *	20,136	2,283,020
Edwards Lifesciences Corp. *	30,511	2,818,301
Elevance Health, Inc.	11,768	6,376,609
GE HealthCare Technologies, Inc.	21,494	1,674,813
HCA Healthcare, Inc.	9,813	3,152,721
Henry Schein, Inc. *	6,462	414,214
Hologic, Inc. *	11,893	883,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Humana, Inc.	6,101	2,279,639
IDEXX Laboratories, Inc. *	4,182	2,037,470
Insulet Corp. *	3,569	720,224
Intuitive Surgical, Inc. *	17,960	7,989,506
Labcorp Holdings, Inc.	4,244	863,696
McKesson Corp.	6,582	3,844,151
Medtronic PLC	67,231	5,291,752
Molina Healthcare, Inc. *	2,966	881,792
Quest Diagnostics, Inc.	5,584	764,338
ResMed, Inc.	7,462	1,428,376
Solventum Corp. *	7,093	375,078
STERIS PLC	4,980	1,093,309
Stryker Corp.	17,167	5,841,072
Teleflex, Inc.	2,376	499,744
UnitedHealth Group, Inc.	46,601	23,732,025
Universal Health Services, Inc., Class B	3,039	562,002
Zimmer Biomet Holdings, Inc.	10,461	1,135,332
		111,604,518

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	12,394	1,285,010
Clorox Co.	6,285	857,714
Colgate-Palmolive Co.	41,541	4,031,139
Estee Lauder Cos., Inc., Class A	11,817	1,257,329
Kenvue, Inc.	96,952	1,762,587
Kimberly-Clark Corp.	17,048	2,356,033
Procter & Gamble Co.	119,499	19,707,775
		31,257,587

Insurance 2.0%
Aflac, Inc.	26,181	2,338,225
Allstate Corp.	13,363	2,133,537
American International Group, Inc.	33,603	2,494,687
Aon PLC, Class A	11,009	3,232,022
Arch Capital Group Ltd. *	18,935	1,910,352
Arthur J Gallagher & Co.	11,063	2,868,746
Assurant, Inc.	2,631	437,404
Brown & Brown, Inc.	12,044	1,076,854
Chubb Ltd.	20,560	5,244,445
Cincinnati Financial Corp.	7,939	937,596
Everest Group Ltd.	2,214	843,578
Globe Life, Inc.	4,200	345,576
Hartford Financial Services Group, Inc.	14,980	1,506,089
Loews Corp.	9,164	684,917
Marsh & McLennan Cos., Inc.	24,948	5,257,043
MetLife, Inc.	30,245	2,122,897
Principal Financial Group, Inc.	10,956	859,498
Progressive Corp.	29,655	6,159,640
Prudential Financial, Inc.	18,177	2,130,163
Travelers Cos., Inc.	11,594	2,357,524
W R Berkley Corp.	10,226	803,559
Willis Towers Watson PLC	5,157	1,351,856
		47,096,208

Materials 2.1%
Air Products & Chemicals, Inc.	11,256	2,904,611
Albemarle Corp.	5,910	564,523
Amcor PLC	73,056	714,488
Avery Dennison Corp.	4,083	892,748
Ball Corp.	15,753	945,495
Celanese Corp.	5,121	690,772
CF Industries Holdings, Inc.	9,183	680,644
Corteva, Inc.	35,290	1,903,543
Dow, Inc.	35,605	1,888,845
DuPont de Nemours, Inc.	21,170	1,703,973
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
5

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eastman Chemical Co.	5,958	583,705
Ecolab, Inc.	12,869	3,062,822
FMC Corp.	6,233	358,709
Freeport-McMoRan, Inc.	72,733	3,534,824
International Flavors & Fragrances, Inc.	12,971	1,234,969
International Paper Co.	17,649	761,554
Linde PLC	24,340	10,680,635
LyondellBasell Industries NV, Class A	13,025	1,245,971
Martin Marietta Materials, Inc.	3,121	1,690,958
Mosaic Co.	16,276	470,376
Newmont Corp.	58,386	2,444,622
Nucor Corp.	12,140	1,919,091
Packaging Corp. of America	4,514	824,076
PPG Industries, Inc.	11,951	1,504,511
Sherwin-Williams Co.	11,811	3,524,757
Steel Dynamics, Inc.	7,513	972,934
Vulcan Materials Co.	6,696	1,665,161
Westrock Co.	12,933	650,013
		50,019,330

Media & Entertainment 8.4%
Alphabet, Inc., Class A *	297,415	54,174,142
Alphabet, Inc., Class C	247,430	45,383,611
Charter Communications, Inc., Class A *	4,965	1,484,336
Comcast Corp., Class A	198,185	7,760,925
Electronic Arts, Inc.	12,319	1,716,406
Fox Corp., Class A	17,999	618,626
Interpublic Group of Cos., Inc.	19,113	555,997
Live Nation Entertainment, Inc. *	7,211	675,959
Match Group, Inc. *	13,352	405,634
Meta Platforms, Inc., Class A	110,958	55,947,243
Netflix, Inc. *	21,818	14,724,532
News Corp., Class A	24,937	687,513
Omnicom Group, Inc.	9,974	894,668
Paramount Global, Class B	25,210	261,932
Take-Two Interactive Software, Inc. *	8,059	1,253,094
Walt Disney Co.	92,305	9,164,963
Warner Bros Discovery, Inc. *	112,305	835,549
		196,545,130

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	89,410	15,335,603
Agilent Technologies, Inc.	14,838	1,923,450
Amgen, Inc.	27,161	8,486,455
Biogen, Inc. *	7,392	1,713,613
Bio-Rad Laboratories, Inc., Class A *	1,012	276,387
Bio-Techne Corp.	7,946	569,331
Bristol-Myers Squibb Co.	102,637	4,262,515
Catalent, Inc. *	9,064	509,669
Charles River Laboratories International, Inc. *	2,609	538,967
Danaher Corp.	33,377	8,339,243
Eli Lilly & Co.	40,422	36,597,270
Gilead Sciences, Inc.	63,081	4,327,987
Incyte Corp. *	8,050	487,991
IQVIA Holdings, Inc. *	9,234	1,952,437
Johnson & Johnson	121,856	17,810,473
Merck & Co., Inc.	128,242	15,876,360
Mettler-Toledo International, Inc. *	1,081	1,510,795
Moderna, Inc. *	16,882	2,004,738
Pfizer, Inc.	286,913	8,027,826
Regeneron Pharmaceuticals, Inc. *	5,370	5,644,031
Revvity, Inc.	6,248	655,165
Thermo Fisher Scientific, Inc.	19,327	10,687,831
Vertex Pharmaceuticals, Inc. *	13,066	6,124,296
Viatris, Inc.	60,293	640,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	2,986	866,298
West Pharmaceutical Services, Inc.	3,698	1,218,084
Zoetis, Inc.	23,103	4,005,136
		160,392,866

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	15,292	1,362,670
CoStar Group, Inc. *	20,696	1,534,402
		2,897,072

Semiconductors & Semiconductor Equipment 12.0%
Advanced Micro Devices, Inc. *	81,838	13,274,942
Analog Devices, Inc.	25,109	5,731,380
Applied Materials, Inc.	42,070	9,928,099
Broadcom, Inc.	22,056	35,411,570
Enphase Energy, Inc. *	6,848	682,814
First Solar, Inc. *	5,433	1,224,924
Intel Corp.	215,542	6,675,336
KLA Corp.	6,817	5,620,685
Lam Research Corp.	6,620	7,049,307
Microchip Technology, Inc.	27,361	2,503,531
Micron Technology, Inc.	56,069	7,374,756
Monolithic Power Systems, Inc.	2,464	2,024,619
NVIDIA Corp.	1,245,474	153,865,858
NXP Semiconductors NV	12,946	3,483,639
ON Semiconductor Corp. *	21,829	1,496,378
Qorvo, Inc. *	4,914	570,221
QUALCOMM, Inc.	56,607	11,274,982
Skyworks Solutions, Inc.	8,130	866,495
Teradyne, Inc.	7,933	1,176,385
Texas Instruments, Inc.	46,100	8,967,833
		279,203,754

Software & Services 12.0%
Accenture PLC, Class A	31,834	9,658,754
Adobe, Inc. *	22,683	12,601,314
Akamai Technologies, Inc. *	7,696	693,256
ANSYS, Inc. *	4,408	1,417,172
Autodesk, Inc. *	10,831	2,680,131
Cadence Design Systems, Inc. *	13,779	4,240,487
Cognizant Technology Solutions Corp., Class A	25,217	1,714,756
Crowdstrike Holdings, Inc., Class A *	11,679	4,475,276
EPAM Systems, Inc. *	2,919	549,093
Fair Isaac Corp. *	1,251	1,862,314
Fortinet, Inc. *	32,104	1,934,908
Gartner, Inc. *	3,931	1,765,255
Gen Digital, Inc.	27,688	691,646
GoDaddy, Inc., Class A *	7,158	1,000,044
International Business Machines Corp.	46,511	8,044,077
Intuit, Inc.	14,176	9,316,609
Microsoft Corp.	376,316	168,194,436
Oracle Corp.	80,715	11,396,958
Palo Alto Networks, Inc. *	16,359	5,545,865
PTC, Inc. *	6,091	1,106,552
Roper Technologies, Inc.	5,420	3,055,037
Salesforce, Inc.	49,177	12,643,407
ServiceNow, Inc. *	10,380	8,165,635
Synopsys, Inc. *	7,724	4,596,243
Tyler Technologies, Inc. *	2,158	1,084,999
VeriSign, Inc. *	4,410	784,098
		279,218,322

See financial notes
6
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	60,820	4,097,443
Apple, Inc.	729,818	153,714,267
Arista Networks, Inc. *	12,852	4,504,369
CDW Corp.	6,805	1,523,231
Cisco Systems, Inc.	205,020	9,740,500
Corning, Inc.	38,910	1,511,654
F5, Inc. *	2,940	506,356
Hewlett Packard Enterprise Co.	65,992	1,397,051
HP, Inc.	43,727	1,531,320
Jabil, Inc.	6,063	659,594
Juniper Networks, Inc.	16,603	605,345
Keysight Technologies, Inc. *	8,870	1,212,973
Motorola Solutions, Inc.	8,445	3,260,192
NetApp, Inc.	10,466	1,348,021
Seagate Technology Holdings PLC	9,859	1,018,139
Super Micro Computer, Inc. *	2,550	2,089,343
TE Connectivity Ltd.	15,505	2,332,417
Teledyne Technologies, Inc. *	2,386	925,720
Trimble, Inc. *	12,273	686,306
Western Digital Corp. *	16,467	1,247,705
Zebra Technologies Corp., Class A *	2,622	810,014
		194,721,960

Telecommunication Services 0.9%
AT&T, Inc.	363,043	6,937,752
T-Mobile U.S., Inc.	26,107	4,599,531
Verizon Communications, Inc.	213,125	8,789,275
		20,326,558

Transportation 1.6%
American Airlines Group, Inc. *	33,031	374,241
CH Robinson Worldwide, Inc.	5,894	519,379
CSX Corp.	98,983	3,310,981
Delta Air Lines, Inc.	32,677	1,550,197
Expeditors International of Washington, Inc.	7,123	888,879
FedEx Corp.	11,463	3,437,066
JB Hunt Transport Services, Inc.	4,105	656,800
Norfolk Southern Corp.	11,439	2,455,839
Old Dominion Freight Line, Inc.	9,021	1,593,109
Southwest Airlines Co.	30,301	866,912
Uber Technologies, Inc. *	105,797	7,689,326
Union Pacific Corp.	30,892	6,989,624
United Airlines Holdings, Inc. *	16,756	815,347
United Parcel Service, Inc., Class B	36,931	5,054,007
		36,201,707

Utilities 2.3%
AES Corp.	35,738	627,917
Alliant Energy Corp.	13,000	661,700
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameren Corp.	13,458	956,998
American Electric Power Co., Inc.	26,689	2,341,693
American Water Works Co., Inc.	9,881	1,276,230
Atmos Energy Corp.	7,587	885,024
CenterPoint Energy, Inc.	32,539	1,008,058
CMS Energy Corp.	15,198	904,737
Consolidated Edison, Inc.	17,510	1,565,744
Constellation Energy Corp.	15,961	3,196,509
Dominion Energy, Inc.	42,441	2,079,609
DTE Energy Co.	10,497	1,165,272
Duke Energy Corp.	39,077	3,916,688
Edison International	19,456	1,397,135
Entergy Corp.	10,763	1,151,641
Evergy, Inc.	11,705	620,014
Eversource Energy	17,835	1,011,423
Exelon Corp.	50,728	1,755,696
FirstEnergy Corp.	26,079	998,043
NextEra Energy, Inc.	104,026	7,366,081
NiSource, Inc.	22,480	647,649
NRG Energy, Inc.	10,617	826,640
PG&E Corp.	108,203	1,889,224
Pinnacle West Capital Corp.	5,787	442,011
PPL Corp.	37,194	1,028,414
Public Service Enterprise Group, Inc.	25,219	1,858,640
Sempra	32,043	2,437,191
Southern Co.	55,363	4,294,508
Vistra Corp.	16,549	1,422,883
WEC Energy Group, Inc.	16,018	1,256,772
Xcel Energy, Inc.	28,189	1,505,575
		52,495,719
Total Common Stocks (Cost $1,181,053,078)		2,321,009,123
Total Investments in Securities (Cost $1,181,053,078)		2,321,009,123

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	32	8,834,400	(4,884)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2024:
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$4,827,421	$360,788	($22,453 )	($6,492 )	$374,192	$5,533,456	75,091	$35,910
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
7

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,321,009,123	$—	$—	$2,321,009,123
Liabilities
Futures Contracts[2]	(4,884)	—	—	(4,884)
Total	$2,321,004,239	$—	$—	$2,321,004,239

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $3,374,981)		$5,533,456
Investments in securities, at value - unaffiliated issuers (cost $1,177,678,097)		2,315,475,667
Cash		6,700,850
Deposit with broker for futures contracts		1,097,400
Receivables:
Fund shares sold		2,946,129
Dividends		1,178,728
Investments sold		80,794
Income from securities on loan	+	132
Total assets		2,333,013,156

Liabilities
Payables:
Fund shares redeemed		802,551
Investment adviser fees		52,703
Variation margin on futures contracts	+	43,582
Total liabilities		898,836
Net assets		$2,332,114,320

Net Assets by Source
Capital received from investors		$1,211,993,302
Total distributable earnings	+	1,120,121,018
Net assets		$2,332,114,320

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,332,114,320		29,245,097		$79.74

See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
9

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $3,915)		$14,903,898
Other Interest		113,695
Dividends received from securities - affiliated issuers		35,910
Securities on loan, net	+	132
Total investment income		15,053,635

Expenses
Investment adviser fees		313,570
Total expenses	–	313,570
Net investment income		14,740,065

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(6,492)
Net realized losses on sales of securities - unaffiliated issuers		(1,546,319)
Net realized gains on futures contracts	+	225,760
Net realized losses		(1,327,051)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		374,192
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		283,717,494
Net change in unrealized appreciation (depreciation) on futures contracts	+	(35,090)
Net change in unrealized appreciation (depreciation)	+	284,056,596
Net realized and unrealized gains		282,729,545
Increase in net assets resulting from operations		$297,469,610
See financial notes
10
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$14,740,065	$33,293,987
Net realized gains (losses)		(1,327,051)	7,430,055
Net change in unrealized appreciation (depreciation)	+	284,056,596	438,173,050
Increase in net assets resulting from operations		$297,469,610	$478,897,092

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,327,662 )	($23,603,840 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,079,537	$235,390,843	3,636,923	$229,479,212
Shares reinvested		417,954	33,327,662	363,248	23,603,840
Shares redeemed	+	(1,451,315)	(109,859,931)	(19,895,120)	(1,229,021,361)
Net transactions in fund shares		2,046,176	$158,858,574	(15,894,949)	($975,938,309 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,198,921	$1,909,113,798	43,093,870	$2,429,758,855
Total increase (decrease)	+	2,046,176	423,000,522	(15,894,949)	(520,645,057)
End of period		29,245,097	$2,332,114,320	27,198,921	$1,909,113,798
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
11

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2024, 100% of the fund’s shares were held through separate accounts of six insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a
12
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
13

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2024, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities funds are recorded on the date they are effective (the ex-dividend date).
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so.  The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.”  Tracking error can be caused by many factors and it may be significant.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested.  In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
15

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $2,201,061 and $3,919,419 respectively, and includes realized losses of $357,688.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
16
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$167,384,568	$27,788,418

8. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of June 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Futures Contracts[1]	($4,884 )	($4,884 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended June 30, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$225,760	$225,760
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	($35,090 )	($35,090 )

[1]	Statement of Operations location: Net realized gains on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended June 30, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$7,055,086	27

Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
17

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,200,703,992	$1,134,035,297	($13,735,050 )	$1,120,300,247

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts if held. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023, the fund had capital loss carryforwards of  $14,395,509.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$23,603,840
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
19

Schwab S&P 500 Index Portfolio
affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement in comparison to that of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
20
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

MFR98596-07
00301198

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab VIT Balanced Portfolio

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	8
Investment Advisory Agreement Approval	17
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
1

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$13.55	$12.33	$14.99	$14.04	$13.25	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.30	0.22	0.21	0.20	0.25
Net realized and unrealized gains (losses)	0.43	1.16	(2.42)	0.93	0.86	1.42
Total from investment operations	0.56	1.46	(2.20)	1.14	1.06	1.67
Less distributions:
Distributions from net investment income	(0.31)	(0.24)	(0.21)	(0.19)	(0.24)	(0.22)
Distributions from net realized gains	(0.05)	—	(0.25)	(0.00)[2]	(0.03)	(0.02)
Total distributions	(0.36)	(0.24)	(0.46)	(0.19)	(0.27)	(0.24)
Net asset value at end of period	$13.75	$13.55	$12.33	$14.99	$14.04	$13.25
Total return	4.07%[3]	11.96%	(14.71%)	8.19%	8.23%	14.24%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.52%[5]	0.52%	0.53%[6]	0.52%	0.54%	0.56%
Gross operating expenses[4]	0.52%[5]	0.52%	0.53%[6]	0.52%	0.54%	0.56%
Net investment income (loss)	1.98%[5]	2.36%	1.70%	1.42%	1.53%	1.97%
Portfolio turnover rate	12%[3]	20%	19%	13%	38%	15%
Net assets, end of period (x 1,000)	$80,742	$77,350	$74,061	$92,777	$83,577	$75,883

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 28.7%
Large-Cap 25.9%
Schwab U.S. Large-Cap ETF	$20,195,825	$1,661,694	($3,648,103 )	$352,385	$2,300,945	$20,862,746	324,712	$133,535
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,173,134	406,512	(318,504)	42,049	(29,861)	2,273,330	47,910	12,448
						23,136,076

International Stocks 15.0%
Developed Markets 13.0%
Schwab International Equity ETF	8,558,569	1,025,678	(1,004,312)	69,699	252,472	8,902,106	231,705	80,948
Schwab International Small-Cap Equity ETF	1,566,805	219,666	(197,962)	3,711	26,243	1,618,463	45,488	4,743
						10,520,569
Emerging Markets 2.0%
Schwab Emerging Markets Equity ETF	1,545,508	109,641	(129,003)	3,039	104,654	1,633,839	61,515	2,110
						12,154,408

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	2,556,587	496,359	(274,486)	(2,233)	(82,474)	2,693,753	134,890	38,740

Fixed Income 49.0%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	2,875,437	356,867	(245,680)	(36,932)	26,736	2,976,428	57,228	32,221
Intermediate-Term Bond 36.3%
Schwab U.S. Aggregate Bond ETF	28,209,063	4,119,500	(2,377,171)	(440,719)	(186,689)	29,323,984	643,352	456,884
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	7,008,341	1,052,303	(732,386)	(55,171)	9,319	7,282,406	151,307	127,060
						39,582,818

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	2,569,939	63,400	—	—	(778)	2,632,561	2,632,034	68,667
Total Affiliated Underlying Funds (Cost $65,824,013)	$77,259,208	$9,511,620	($8,927,607 )	($64,172 )	$2,420,567	$80,199,616		$957,356
Total Investments in Securities (Cost $65,824,013)						$80,199,616

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

See financial notes
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
3

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
4
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $65,824,013)		$80,199,616
Cash		423,047
Receivables:
Investments sold		440,113
Dividends	+	193,939
Total assets		81,256,715

Liabilities
Payables:
Investments bought		462,484
Investment adviser and administrator fees		27,851
Fund shares redeemed		1,968
Accrued expenses	+	22,334
Total liabilities		514,637
Net assets		$80,742,078

Net Assets by Source
Capital received from investors		$67,045,249
Total distributable earnings	+	13,696,829
Net assets		$80,742,078

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$80,742,078		5,871,059		$13.75

See financial notes
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
5

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$957,356
Other Interest	+	7,603
Total investment income		964,959

Expenses
Investment adviser and administrator fees		173,329
Professional fees		10,746
Portfolio accounting fees		5,581
Independent trustees’ fees		5,471
Shareholder reports		4,002
Custodian fees		457
Transfer agent fees		391
Other expenses	+	847
Total expenses	–	200,824
Net investment income		764,135

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(64,172)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	2,420,567
Net realized and unrealized gains		2,356,395
Increase in net assets resulting from operations		$3,120,530
See financial notes
6
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$764,135	$1,753,162
Net realized gains (losses)		(64,172)	341,238
Net change in unrealized appreciation (depreciation)	+	2,420,567	6,421,016
Increase in net assets resulting from operations		$3,120,530	$8,515,416

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,013,961 )	($1,378,374 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		558,836	$7,719,818	393,971	$5,018,992
Shares reinvested		146,470	2,013,961	106,768	1,378,374
Shares redeemed	+	(543,742)	(7,448,459)	(796,796)	(10,244,994)
Net transactions in fund shares		161,564	$2,285,320	(296,057)	($3,847,628 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,709,495	$77,350,189	6,005,552	$74,060,775
Total increase (decrease)	+	161,564	3,391,889	(296,057)	3,289,414
End of period		5,871,059	$80,742,078	5,709,495	$77,350,189
See financial notes
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
7

Schwab VIT Balanced Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2024, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
8
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
9

Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2024, the fund had no securities on loan.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
● Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
● Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
● Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
● U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
● Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
● Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
● Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
● Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
● Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market.  In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
● Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
● Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
● Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of June 30, 2024, the Schwab VIT Balanced Portfolio’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.0%*
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.4%
Schwab U.S. Large-Cap ETF	0.0%*
Schwab U.S. REIT ETF	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act.  When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price.  This practice is limited to funds that share the same investment adviser, trustees and/or officers.  The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities  - affiliated issuers in the Statement of Operations.  For the period ended June 30, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $73,734 and $249,301 respectively, and includes realized gains of $29,646.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings by the fund from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$9,511,620	$8,927,607

8. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$67,707,855	$15,881,919	($3,390,158 )	$12,491,761

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2023, the fund had no capital loss carryforwards available to offset future realized capital gains for federal tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$1,378,374
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab VIT Balanced Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the investment adviser had taken steps designed to help improve performance. Specifically, the Trustees considered that the investment adviser had implemented certain enhancements to the Fund’s asset allocation strategy in 2023. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance
18
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
services to the Fund. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab VIT Balanced Portfolio | Semiannual Holdings and Financial Statements
19

MFR98597-07
00301200

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab VIT Balanced with Growth Portfolio

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	8
Investment Advisory Agreement Approval	17
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
1

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$15.74	$13.93	$17.24	$15.68	$14.59	$12.66
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.32	0.24	0.25	0.22	0.28
Net realized and unrealized gains (losses)	0.76	1.74	(3.00)	1.53	1.20	1.99
Total from investment operations	0.89	2.06	(2.76)	1.78	1.42	2.27
Less distributions:
Distributions from net investment income	(0.35)	(0.25)	(0.25)	(0.22)	(0.29)	(0.26)
Distributions from net realized gains	(0.05)	—	(0.30)	—	(0.04)	(0.08)
Total distributions	(0.40)	(0.25)	(0.55)	(0.22)	(0.33)	(0.34)
Net asset value at end of period	$16.23	$15.74	$13.93	$17.24	$15.68	$14.59
Total return	5.62%[2]	14.85%	(16.00%)	11.42%	10.09%	18.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.49%[4]	0.49%	0.49%[5]	0.49%	0.50%	0.51%
Gross operating expenses[3]	0.49%[4]	0.49%	0.49%[5]	0.49%	0.50%	0.51%
Net investment income (loss)	1.69%[4]	2.20%	1.61%	1.48%	1.56%	2.04%
Portfolio turnover rate	5%[2]	18%	13%	8%	21%	7%
Net assets, end of period (x 1,000)	$163,964	$162,496	$150,867	$184,104	$163,848	$162,364

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 38.1%
Large-Cap 33.9%
Schwab U.S. Large-Cap ETF	$55,364,045	$805,948	($7,814,462 )	$1,306,589	$5,949,660	$55,611,780	865,553	$360,492
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	6,839,171	545,835	(504,587)	157,808	(113,896)	6,924,331	145,929	38,216
						62,536,111

International Stocks 22.2%
Developed Markets 19.0%
Schwab International Equity ETF	26,010,933	1,220,249	(1,955,081)	314,765	701,900	26,292,766	684,351	237,930
Schwab International Small-Cap Equity ETF	4,873,121	371,682	(418,013)	38,453	64,259	4,929,502	138,547	14,247
						31,222,268
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	5,208,205	443,147	(763,244)	40,640	321,686	5,250,434	197,682	6,903
						36,472,702

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	7,445,473	700,839	(281,067)	8,625	(255,415)	7,618,455	381,495	111,437

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,586,097	160,192	(80,285)	(11,127)	4,554	1,659,431	31,906	17,690
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	42,420,797	3,381,196	(2,033,707)	(373,356)	(582,365)	42,812,565	939,284	682,837
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	6,345,496	413,999	(309,114)	(23,676)	(18,821)	6,407,884	133,137	114,509
						50,879,880

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	5,252,533	129,578	—	—	(1,590)	5,380,521	5,379,445	140,343
Total Affiliated Underlying Funds (Cost $116,292,456)	$161,345,871	$8,172,665	($14,159,560 )	$1,458,721	$6,069,972	$162,887,669		$1,724,604
Total Investments in Securities (Cost $116,292,456)						$162,887,669

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
3

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
4
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $116,292,456)		$162,887,669
Cash		905,998
Receivables:
Investments sold		1,321,182
Dividends	+	546,645
Total assets		165,661,494

Liabilities
Payables:
Investments bought		1,608,689
Investment adviser and administrator fees		56,394
Fund shares redeemed		10,259
Accrued expenses	+	22,192
Total liabilities		1,697,534
Net assets		$163,963,960

Net Assets by Source
Capital received from investors		$116,364,093
Total distributable earnings	+	47,599,867
Net assets		$163,963,960

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$163,963,960		10,099,758		$16.23

See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
5

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,724,604
Other Interest	+	12,697
Total investment income		1,737,301

Expenses
Investment adviser and administrator fees		359,323
Professional fees		10,748
Independent trustees’ fees		6,237
Portfolio accounting fees		5,839
Shareholder reports		4,020
Custodian fees		542
Transfer agent fees		391
Other expenses	+	1,030
Total expenses	–	388,130
Net investment income		1,349,171

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,458,721
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	6,069,972
Net realized and unrealized gains		7,528,693
Increase in net assets resulting from operations		$8,877,864
See financial notes
6
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,349,171	$3,420,921
Net realized gains		1,458,721	875,056
Net change in unrealized appreciation (depreciation)	+	6,069,972	17,280,548
Increase in net assets resulting from operations		$8,877,864	$21,576,525

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,890,049 )	($2,582,319 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		289,642	$4,705,755	366,288	$5,418,804
Shares reinvested		239,683	3,890,049	173,543	2,582,319
Shares redeemed	+	(754,365)	(12,116,050)	(1,049,106)	(15,366,351)
Net transactions in fund shares		(225,040)	($3,520,246 )	(509,275)	($7,365,228 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,324,798	$162,496,391	10,834,073	$150,867,413
Total increase (decrease)	+	(225,040)	1,467,569	(509,275)	11,628,978
End of period		10,099,758	$163,963,960	10,324,798	$162,496,391
See financial notes
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
7

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2024, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
8
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
9

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2024, the fund had no securities on loan.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
10
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
● Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
● Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
● Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
● U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
● Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
● Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
● Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
● Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
● Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market.  In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
● Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
● Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
● Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of June 30, 2024, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.6%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act.  When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price.  This practice is limited to funds that share the same investment adviser, trustees and/or officers.  The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities  - affiliated issuers in the Statement of Operations.  For the period ended June 30, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $5,383 and $125,174 respectively, and includes realized gains of $20,250.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings by the fund from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$8,172,665	$14,159,560

8. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$118,285,342	$49,734,873	($5,132,546 )	$44,602,327

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2023, the fund had no capital loss carryforwards available to offset future realized capital gains for federal tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$2,582,319
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced with Growth Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced with Growth Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab VIT Balanced with Growth Portfolio
financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based
18
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab VIT Balanced with Growth Portfolio | Semiannual Holdings and Financial Statements
19

MFR98598-07
00301201

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab VIT Growth Portfolio

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	7
Investment Advisory Agreement Approval	16
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
1

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$18.16	$15.69	$19.83	$17.52	$16.24	$13.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.34	0.25	0.29	0.24	0.30
Net realized and unrealized gains (losses)	1.13	2.39	(3.68)	2.27	1.51	2.54
Total from investment operations	1.26	2.73	(3.43)	2.56	1.75	2.84
Less distributions:
Distributions from net investment income	(0.37)	(0.26)	(0.29)	(0.25)	(0.32)	(0.27)
Distributions from net realized gains	(0.06)	—	(0.42)	—	(0.15)	(0.08)
Total distributions	(0.43)	(0.26)	(0.71)	(0.25)	(0.47)	(0.35)
Net asset value at end of period	$18.99	$18.16	$15.69	$19.83	$17.52	$16.24
Total return	6.93%[2]	17.52%	(17.24%)	14.67%	11.34%	20.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.49%[4]	0.49%	0.49%[5]	0.49%	0.50%	0.51%
Gross operating expenses[3]	0.49%[4]	0.49%	0.49%[5]	0.49%	0.50%	0.51%
Net investment income (loss)	1.36%[4]	2.05%	1.50%	1.53%	1.55%	1.98%
Portfolio turnover rate	5%[2]	14%	13%	13%	18%	5%
Net assets, end of period (x 1,000)	$164,985	$162,610	$147,720	$187,038	$165,495	$160,381

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com, typically 60-80 days after the end of the fund’s fiscal quarter.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 39.5%
Schwab U.S. Large-Cap ETF	$64,395,321	$639,158	($8,442,220 )	$3,816,466	$4,701,968	$65,110,693	1,013,396	$422,951
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	10,197,415	1,041,645	(866,587)	129,450	(60,930)	10,440,993	220,042	57,478
						75,551,686

International Stocks 30.2%
Developed Markets 24.8%
Schwab International Equity ETF	34,076,196	1,813,165	(2,544,078)	287,115	1,057,596	34,689,994	902,915	315,039
Schwab International Small-Cap Equity ETF	5,999,056	600,252	(610,929)	33,932	89,301	6,111,612	171,771	17,707
						40,801,606
Emerging Markets 5.4%
Schwab Emerging Markets Equity ETF	8,772,884	692,113	(1,131,484)	33,899	588,461	8,955,873	337,194	11,566
						49,757,479

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	9,693,253	861,402	(277,519)	(7,869)	(318,376)	9,950,891	498,292	146,893

Fixed Income 14.0%
Intermediate-Term Bond 14.0%
Schwab U.S. Aggregate Bond ETF	22,689,767	1,803,731	(863,999)	(196,187)	(316,047)	23,117,265	507,180	371,306

Money Market Funds 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	4,957,302	122,295	—	—	(1,501)	5,078,096	5,077,080	132,455
Total Affiliated Underlying Funds (Cost $103,159,160)	$160,781,194	$7,573,761	($14,736,816 )	$4,096,806	$5,740,472	$163,455,417		$1,475,395
Total Investments in Securities (Cost $103,159,160)						$163,455,417

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
3

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $103,159,160)		$163,455,417
Cash		1,081,542
Receivables:
Investments sold		1,525,910
Dividends		697,154
Fund shares sold	+	134,739
Total assets		166,894,762

Liabilities
Payables:
Investments bought		1,830,223
Investment adviser and administrator fees		56,952
Fund shares redeemed		196
Accrued expenses	+	22,063
Total liabilities		1,909,434
Net assets		$164,985,328

Net Assets by Source
Capital received from investors		$101,533,276
Total distributable earnings	+	63,452,052
Net assets		$164,985,328

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$164,985,328		8,690,132		$18.99

See financial notes
4
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,475,395
Other Interest	+	17,485
Total investment income		1,492,880

Expenses
Investment adviser and administrator fees		363,365
Professional fees		10,748
Independent trustees’ fees		6,236
Portfolio accounting fees		5,826
Shareholder reports		4,019
Custodian fees		552
Transfer agent fees		391
Other expenses	+	1,027
Total expenses	–	392,164
Net investment income		1,100,716

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		4,096,806
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	5,740,472
Net realized and unrealized gains		9,837,278
Increase in net assets resulting from operations		$10,937,994
See financial notes
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
5

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,100,716	$3,151,771
Net realized gains		4,096,806	525,017
Net change in unrealized appreciation (depreciation)	+	5,740,472	21,217,023
Increase in net assets resulting from operations		$10,937,994	$24,893,811

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,643,565 )	($2,393,004 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		119,400	$2,250,139	198,145	$3,358,794
Shares reinvested		191,868	3,643,565	140,270	2,393,004
Shares redeemed	+	(576,946)	(10,812,878)	(796,442)	(13,362,520)
Net transactions in fund shares		(265,678)	($4,919,174 )	(458,027)	($7,610,722 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,955,810	$162,610,073	9,413,837	$147,719,988
Total increase (decrease)	+	(265,678)	2,375,255	(458,027)	14,890,085
End of period		8,690,132	$164,985,328	8,955,810	$162,610,073
See financial notes
6
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2024, 100% of the fund’s shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
7

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to
8
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2024, the fund had no securities on loan.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab VIT Growth Portfolio | Semiannual Holdings and Financial Statements
9

Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
● Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
● Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
● Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
● U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
● Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
● Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
● Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
● Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
● Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market.  In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
● Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
● Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
● Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of June 30, 2024, the Schwab VIT Growth Portfolio’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act.  When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price.  This practice is limited to funds that share the same investment adviser, trustees and/or officers.  The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities  - affiliated issuers in the Statement of Operations.  For the period ended June 30, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $140,258 and $30,614 respectively, and includes realized gains of $7,832.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$7,573,761	$14,736,816

8. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$105,094,238	$60,958,768	($2,597,589 )	$58,361,179

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2023, the fund had no capital loss carryforwards available to offset future realized capital gains for federal tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$2,393,004
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Growth Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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financial condition and reputation as a full service brokerage firm. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based
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on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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MFR98599-07
00301203

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	August 16, 2024